                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Whitney Holdings LLC
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   Address:      130 Main Street
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                 New Canaan, CT 06840
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Form 13F File Number:    28-05743
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel J. O'Brien
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Title:   Manager
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Phone:   203-716-6140
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Signature, Place, and Date of Signing:

   /s/ Daniel J. O'Brien              New Canaan, CT      October 22, 2007
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           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
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Form 13F Information Table Entry Total:                    3
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Form 13F Information Table Value Total:            $ 309,707
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              13F INFORMATION TABLE
                               September 30, 2007

Column 1                    Column 2  Column 3 Column 4         Column 5          Column 6     Column 7          Column 8
--------------------------- -------- --------- -------- ---------------------- -------------- ---------- -----------------------
                                                         SHARES OR        PUT/                               VOTING AUTHORITY
                            TITLE OF            VALUE   ----------        ----   INVESTMENT      OTHER   -----------------------
NAME OF ISSUER               CLASS     CUSIP   (x$1000)  PRN AMT   SH/PRN CALL   DISCRETION     MANAGERS    SOLE    SHARED NONE
--------------------------- -------- --------- -------- ---------- ------ ---- -------------- ---------- ---------- ------ -----
KNOLOGY, INC.                  COM   499183804   26,519  1,585,122   SH        SHARED-DEFINED    NONE     1,585,122
METROPCS COMMUNICATIONS INC    COM   591708102  282,281 10,347,539   SH        SHARED-DEFINED    NONE    10,347,539
THOMAS WEISEL PARTNERS GRP     COM   884481102      907     62,483   SH        SHARED DEFINED    NONE        62,483